OPERATING INCOME (Details 2) $ in Millions		12 Months Ended
		Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Revenue from contracts with customers
Revenue from contracts with customers	[1]	$ 86,759		$ 90,590
Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		$ 2,841,302		$ 2,531,221		$ 2,063,018
Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		312,762		317,753		291,853
Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		227,114		211,159		203,623
Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		141,253		126,022		81,737
Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		313,908		285,648		239,610
Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		20,271		28,747		19,843
Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		113,970		97,185		80,571
Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		20,840		19,390		30,263
Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		2,988		3,989		1,699
Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		3,994,408		3,621,114		3,012,217
Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		(149)		0		287,716
Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		3,994,259		3,621,114		3,299,933
Banking services [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			370,671		335,101	[2]	329,114	[2]
Banking services [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			66,569		177,930	[2]	159,015	[2]
Banking services [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			85,615		80,672	[2]	75,732	[2]
Banking services [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			39,610		38,643	[2]	37,831	[2]
Banking services [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Banking services [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Banking services [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Banking services [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			12,783		15,821	[2]	12,343	[2]
Banking services [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Banking services [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			575,248		648,167	[2]	614,035	[2]
Banking services [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		4,774
Banking services [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			575,248		648,167	[2]	618,809	[2]
Credit and debit card fees and commercial estabilshments [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,258,047		1,080,814	[2]	803,731	[2]
Credit and debit card fees and commercial estabilshments [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			185,466		80,348	[2]	84,152	[2]
Credit and debit card fees and commercial estabilshments [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			97,163		89,330	[2]	87,862	[2]
Credit and debit card fees and commercial estabilshments [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			66,731		51,175	[2]	4,771	[2]
Credit and debit card fees and commercial estabilshments [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Credit and debit card fees and commercial estabilshments [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Credit and debit card fees and commercial estabilshments [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Credit and debit card fees and commercial estabilshments [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			3,707		2,876	[2]	4,634	[2]
Credit and debit card fees and commercial estabilshments [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Credit and debit card fees and commercial estabilshments [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,611,114		1,304,543	[2]	985,150	[2]
Credit and debit card fees and commercial estabilshments [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		188,752
Credit and debit card fees and commercial estabilshments [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,611,114		1,304,543	[2]	1,173,902	[2]
Brokerage [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			7,033		2,302	[2]	5,195	[2]
Brokerage [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			29		35	[2]	45	[2]
Brokerage [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			20,012		20,593	[2]	23,390	[2]
Brokerage [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Brokerage [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			27,074		22,930	[2]	28,630	[2]
Brokerage [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Brokerage [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			27,074		22,930	[2]	28,630	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			33,313		41,077	[2]	45,664	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			15,352		15,699	[2]	18,406	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			4,749		4,080	[2]	3,485	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			3,055		2,210	[2]	2,554	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			897		404	[2]	607	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			57,366		63,470	[2]	70,716	[2]
Acceptances Guarantees and Standby Letters of Credit [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			57,366		63,470	[2]	70,716	[2]
Trust [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Trust [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			8,184		4,510	[2]	4,011	[2]
Trust [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,411		1,335	[2]	1,075	[2]
Trust [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			645		713	[2]	712	[2]
Trust [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			313,886		285,648	[2]	239,610	[2]
Trust [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Trust [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			81,502		68,180	[2]	49,903	[2]
Trust [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			37		36	[2]	0	[2]
Trust [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			104		(58)	[2]	0	[2]
Trust [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			405,769		360,364	[2]	295,311	[2]
Trust [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Trust [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			405,769		360,364	[2]	295,311	[2]
Securities brokerage [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Securities brokerage [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,200		2,702	[2]	0	[2]
Securities brokerage [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			1,212		0	[2]	834	[2]
Securities brokerage [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Securities brokerage [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Securities brokerage [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			20,262		28,747	[2]	19,843	[2]
Securities brokerage [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			9,530		6,778	[2]	3,700	[2]
Securities brokerage [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Securities brokerage [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		843	[2]	0	[2]
Securities brokerage [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			32,204		39,070	[2]	24,377	[2]
Securities brokerage [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Securities brokerage [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			32,204		39,070	[2]	24,377	[2]
Bancassurance [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			495,232		427,190	[2]	355,523	[2]
Bancassurance [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			28,466		23,847	[2]	20,885	[2]
Bancassurance [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			112		0	[2]	64	[2]
Bancassurance [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Bancassurance [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Bancassurance [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Bancassurance [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Bancassurance [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Bancassurance [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		85	[2]	0	[2]
Bancassurance [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			523,810		451,122	[2]	376,472	[2]
Bancassurance [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Bancassurance [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			523,810		451,122	[2]	376,472	[2]
Payment and collections [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			559,139		531,567	[2]	480,611	[2]
Payment and collections [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			4,084		4,369	[2]	6,245	[2]
Payment and collections [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			0		0	[2]	0	[2]
Payment and collections [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			563,223		535,936	[2]	486,856	[2]
Payment and collections [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		0		0		0
Payment and collections [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			563,223		535,936	[2]	486,856	[2]
Others [Member] | Banking Colombia [Member]
Revenue from contracts with customers
Revenue from contracts with customers			124,900		115,472	[2]	48,375	[2]
Others [Member] | Banking Panama [Member]
Revenue from contracts with customers
Revenue from contracts with customers			492		10,415	[2]	189	[2]
Others [Member] | Banking El Salvador [Member]
Revenue from contracts with customers
Revenue from contracts with customers			36,852		35,742	[2]	34,571	[2]
Others [Member] | Banking Guatemala [Member]
Revenue from contracts with customers
Revenue from contracts with customers			27,099		28,877	[2]	29,579	[2]
Others [Member] | Trust [Member]
Revenue from contracts with customers
Revenue from contracts with customers			22		0	[2]	0	[2]
Others [Member] | Investment banking [Member]
Revenue from contracts with customers
Revenue from contracts with customers			9		0	[2]	0	[2]
Others [Member] | Brokerage [Member]
Revenue from contracts with customers
Revenue from contracts with customers			2,926		1,634	[2]	3,578	[2]
Others [Member] | Off shore [Member]
Revenue from contracts with customers
Revenue from contracts with customers			3,416		253	[2]	12,679	[2]
Others [Member] | Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers			2,884		3,119	[2]	1,699	[2]
Others [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			198,600		195,512	[2]	130,670	[2]
Others [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[2]		(149)		0		94,190
Others [Member] | Total aftere liminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers			$ 198,451		$ 195,512	[2]	$ 224,860	[2]

[1]	See Note 24.3 Fees and commissions.
[2]	For further information about composition of Bank’ segments see Note 3